iREIT® - MarketVector Quality REIT Index ETF

Schedule of Investments

as of April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.7%	Shares	Value
Alexander & Baldwin, Inc.	3,026	$49,838
Alexandria Real Estate Equities, Inc.	410	47,507
American Assets Trust, Inc.	1,203	25,684
Apple Hospitality REIT, Inc.	3,063	45,210
AvalonBay Communities, Inc.	138	26,161
Brixmor Property Group, Inc.	1,101	24,332
Camden Property Trust	510	50,837
CareTrust REIT, Inc.	2,151	53,173
Cousins Properties, Inc.	2,135	48,977
Crown Castle, Inc.	447	41,920
CubeSmart	567	22,929
Equity Residential	801	51,584
Essex Property Trust, Inc.	105	25,856
First Industrial Realty Trust, Inc.	951	43,194
Healthcare Realty Trust, Inc.	1,818	25,870
Host Hotels & Resorts, Inc.	2,422	45,703
Innovative Industrial Properties, Inc.	521	53,871
Iron Mountain, Inc.	312	24,186
Kilroy Realty Corp.	693	23,423
Lamar Advertising Co. - Class A	431	49,931
LXP Industrial Trust	2,814	23,497
Mid-America Apartment Communities, Inc.	388	50,440
National Health Investors, Inc.	861	54,295
National Storage Affiliates Trust	678	23,757
NETSTREIT Corp.	2,943	49,590
NNN REIT, Inc.	603	24,440
Park Hotels & Resorts, Inc.	1,443	23,276
Prologis, Inc.	379	38,677
Public Storage	178	46,182
Rayonier, Inc.	1,434	42,532
Rexford Industrial Realty, Inc.	960	41,098
Ryman Hospitality Properties, Inc.	427	45,040
Simon Property Group, Inc.	331	46,515
UDR, Inc.	1,360	51,789
VICI Properties, Inc.	1,750	49,963
Weyerhaeuser Co.	1,466	44,229
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,494,873)		1,435,506

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(a)	3,989	3,989
TOTAL SHORT-TERM INVESTMENTS (Cost $3,989)		3,989

TOTAL INVESTMENTS - 100.0% (Cost $1,498,862)		$1,439,495
Other Assets in Excess of Liabilities - 0.0%(b)		667
TOTAL NET ASSETS - 100.0%		$1,440,162

REIT – Real Estate Investment Trust

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

iREIT® - MarketVector Quality REIT Index ETF

	Level 1	Level 2	Level 3	Total
Assets:
Real Estate Investment Trusts	$1,435,506	$—	$—	$1,435,506
Money Market Funds	3,989	—	—	3,989
Total Assets	$1,439,495	$—	$—	$1,439,495